Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total CEO ($)(1)(2)	Compensation actually paid to CEO ($)(1)(3)	Average summary compensation table total for non-CEO NEOs ($) (2)(4)	Average compensation actually paid to non-CEO NEOs(3)(4)	Value of Initial Fixed $100 Investment based on Total shareholder return($)	Net Income (in millions) ($) (5)	Company-Selected Measure: Adjusted EBITDA ($ in millions)(6)
2023	20,050,877	295,000	857,488	235,675	13.03	(51,373)	(16,999)
2022	4,549,920	229,920	—	—	—	(58,225)	(38,809)

(1)
For each year shown the PEO was Trent A. Ward.
(2)
Amounts in this column represent the “Total Compensation” column set forth in the Summary Compensation Table (“SCT”) on page 21. See the footnotes to the SCT for further detail regarding the amounts in these columns.
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding certain amounts from the “Total” column of the SCT:

Year	Executives	SCT total ($)	Deduct grant date fair value of stock awards & option awards ($)	Add year-end fair value of unvested equity granted in the year ($)	Add year-over- year change in fair value of outstanding and unvested equity granted in prior years ($)	Add fair value as of vesting date of equity awards granted and vested in the year ($)	Add year- over-year change in fair value of equity awards granted in prior years that vested in the year ($)	Deduct fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)
2023	PEO	20,050,877	(19,755,877)	8,068,312	—	11,687,565	—	—
	Non-PEO NEOs (average)	857,488	(621,813)	430,563	—	191,250	—	—
2022	PEO	4,549,920	(4,320,000)	540,000	—	3,780,000	—	—
	Non-PEO NEOs (average)	—	—	—	—	—	—	—

(4)
Non-CEO NEOs reflect the compensation of (i) Michael J. Madigan, our non-CEO NEO for 2023.
(5)
Represents the value as of the end of the year indicated of $100 invested on December 31, 2023 in the Common Stock. The Company did not declare or pay dividends on the Common Stock in either year.
(6)
Our company-selected measure is adjusted EBITDA. We calculate Adjusted EBITDA as net (loss) income adjusted to exclude: other expense (income), net; income tax expense (benefit); depreciation and amortization expense; stock-based compensation expense; impairment expense; reorganization, severance, exit, disposal and other costs associated with restructuring plans; vendor settlements; transaction related expenses; IPO related expenses; and other adjustment items that arise outside the ordinary course of our business.

Company Selected Measure Name	Net Income
Named Executive Officers, Footnote	(1) For each year shown the PEO was Trent A. Ward.
PEO Name	Trent A. Ward	Trent A. Ward